Fair Value of Financial Assets and Liabilities - Schedule of Fair Values of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Investment in marketable securities	$ 5,403	$ 3,749
Liabilities
Secured note liabilities	562,552	573,888
Carrying Amount [Member]
Assets
Investment in marketable securities	5,403	3,749
Liabilities
Secured note liabilities	562,552	573,888
Level 1 [Member]
Assets
Investment in marketable securities	5,403	3,749
Liabilities
Secured note liabilities
Level 2 [Member]
Assets
Investment in marketable securities
Liabilities
Secured note liabilities
Level 3 [Member]
Assets
Investment in marketable securities
Liabilities
Secured note liabilities	$ 562,552	$ 573,888